Consolidated Balance Sheets (USD $)	Nov. 30, 2013	May 31, 2013	May 31, 2012
Current assets:
Cash	$ 10,132,520	$ 603,681	$ 284,991
Prepaid expenses	257,507	139,849	65,982
Deferred debt issuance cost	3,332
Deferred offering costs	96,929	96,930	677,327
Total current assets	10,490,288	840,460	1,028,300
Intangible assets, net	3,142,239	3,317,239	38,610
Furniture and equipment, net	10,598		800
Other assets			3,125
Total Assets	13,643,125	4,157,699	1,070,835
Current liabilities:
Accounts payable	814,751	1,111,285	831,336
Accrued liabilities	46,341	321,884	150,573
Accrued salaries and severance	276,112	364,698	189,249
Indebtedness to related parties	500,000	509,000	83,493
Accrued interest payable	49,189	56,884	40,618
Convertible notes payable, net	294,094	328,347
Stock rescission liability	536,500	536,500	3,749,000
Total current liabilities	2,516,987	3,228,598	5,044,269
Long-term liabilities
Convertible notes payable, net	1,634,670	1,153,017
Total liabilities	4,151,657	4,381,615	5,044,269
Shareholders' (deficit):
Series B Convertible Preferred Stock, value	274,091	274,091	451,993
Common stock, value	30,311,420	16,244,673	15,150,261
Common stock payable	47,880	117,778	388,000
Additional paid-in capital	19,403,477	17,523,796	8,020,533
Common and preferred stock subject to rescission	(536,500)	(536,500)	(3,749,000)
Treasury stock	(100,000)	(100,000)	(100,000)
Additional paid-in capital - treasury stock	255,065	255,065	299,297
Accumulated deficit on unrelated dormant operations	(1,601,912)	(1,601,912)	(1,601,912)
Accumulated deficit during development stage	(38,562,054)	(32,400,907)	(22,832,606)
Total shareholders' (deficit)	9,491,467	(223,916)	(3,973,434)
Total liabilities and shareholders' (deficit)	$ 13,643,125	$ 4,157,699	$ 1,070,835